Employee future benefits - Included in Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ 1,514	$ 2,170
Net defined benefit pension plan liability
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	1,546	2,172
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ (32)	$ (2)